SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 20,371	$ 17,402
COMIBOL contract prepayment	1,995	2,395
COMIBOL initial investment period CAPEX receivable (note 6(a))	16,193	21,158
Uncertain income tax position receivable (note 18(c))	9,356	15,226
VAT receivable	71,944	73,320
Other receivables	4,789	909
Balance, end of year	124,648	130,410
Less: current portion	(88,399)	(99,854)
Non-current portion	$ 36,249	$ 30,556